Schedule of funding available from operations and other sources (Details) - USD ($)	Feb. 28, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Accounts payable	$ 11,032,774	$ 12,772,375
Accrued liabilities	2,928,630	3,756,758
Players liability account	47,455	47,455
Promissory notes payable	821,815	771,762
Convertible debt	5,150,429	$ 2,267,367
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable	11,032,774
Accrued liabilities	2,928,630
Players liability account	47,455
Promissory notes payable	821,815
Convertible debt	5,150,429
Later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Accrued liabilities
Players liability account
Promissory notes payable
Convertible debt	$ 2,328,057